Costs	12 Months Ended
Jun. 30, 2025
Costs
Costs

25. Costs

	06.30.2025	06.30.2024	06.30.2023
Inventories at the beginning of the year (*)	29,312	33,722	37,507
Purchases and expenses	172,546	149,373	157,936
Currency translation adjustment	(662)	(1,479)	76
Transfers	163,301	-	(2,238)
Impairment	(19,125)	-	-
Inventories at the end of the year (*)	(161,636)	(29,312)	(33,722)
Total costs	183,736	152,304	159,559

The following table presents the composition of the Group’s inventories for the years ended June 30, 2025 and 2024:

	06.30.2025	06.30.2024
Real estate	160,415	27,806
Others	1,221	1,506
Total inventories at the end of the year (*)	161,636	29,312

(*) Includes trading properties and inventories.